SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
7. SHAREHOLDERS EQUITY
As part of the Private Placement, the Company issued a warrant to NAT exercisable for up to 833,333 of our common shares with an exercise price of $15.00 per common share. The purchase rights represented by the warrant become exercisable in 20% increments at each 10% increase in the VWAP, of our common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2.0 million. The warrant matures on December 31, 2015. In the event of subsequent equity sales at an effective price per share less than the then current exercise price, the exercise price will be reduced to equal such price and the number of warrant shares will be increased such that the aggregate exercise price, after taking into account the decrease in exercise price, will equal the aggregate exercise price prior to such adjustment. In addition, the Company may reduce the then current exercise price at any time as deemed appropriate by the Company's board of directors.

The warrants were classified as a share-based compensation transaction with non-employees. The performance obligation was met upon completion of the Private Placement, and the fair value of the warrants was recognized in equity in accordance with subtopic ASC 505-50. The warrants were issued as payment for the services provided by NAT in relation to the Private Placement; accordingly this is deducted from the equity as an issuance cost. The net impact on equity is accordingly $0.

In 2014 the requirements for two of the increments related to the warrants were met making 333,333 warrants exercisable, at an exercise price of $13.82. As of September 30, 2015 the warrants are not in the money, and have not been exercised.

On May 21, 2015 the Company announced that its Board of Directors had authorized a share repurchase program under which the Company may repurchase up to 2.5 million of NAO's outstanding common stock within the following two years. As of September 30, 2015 0.5 million shares had been repurchased.